Note 10 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount
Balance, December 31, 2016	34,516,917	$138,041	1,325,694	$148	35,842,611	$138,189